Board of Managers

Kelly D. Clevenger
Chairman, Board of Managers
Vice President, Lincoln National Life
Insurance Co., Fort Wayne, Ind.

Nancy L. Frisby, CPA, Manager
Regional Vice President/Chief Financial
Officer, St. Joseph Medical Center,
Fort Wayne, Ind.

John B. Borsch, Jr., Manager
Associate Vice President, Investments,
Northwestern University, Evanston, Ill.

Stanley R. Nelson, Manager
Executive in Residence,
Program in Health Services Administration,
University of Minnesota, Minneapolis, Minn.

Barbara S. Kowalczyk, Manager
Senior Vice President, Lincoln National
Corp., Fort Wayne, Ind. and
Lincoln National (China, Inc.)

Safekeeper of securities
Bankers Trust Co.
New York, N.Y.

Independent auditors
Ernst & Young LLP
Fort Wayne, Ind.

Investment manager
Lincoln National Life Insurance Co.
Fort Wayne, Ind.

[LOGO]
Fort Wayne, Indiana 46801


                     SMR96-0576ALL
                            Feb 96 [RECYCLING LOGO]

Form 10688A-A 2/96



LINCOLN LIFE

Variable
Annuity
Fund A




Annual report
December 31, 1995

Lincoln Life
Variable Annuity Fund A

February 1996


Dear Variable Fund A Contract Owner:

This booklet contains the latest annual report of the Variable Annuity Fund A. This information applies to Variable Fund B Contract Owners as well. Fund B has been merged into Fund A upon the majority vote of the Contract Owners. On August 1, 1995 a special meeting was held when the merger of Funds A and B and the election of the Board of Managers was passed. The new and current board members are listed on the back of this booklet.

1995 was a very prosperous year for most equity investors. We are pleased to report that Fund A has performed positively this year as well. Variable Fund A performance for 1995, as measured by the change in unit value, was 37.18%. In comparison the Standard & Poors 500 Index (S&P 500) for 1995 was 37.5%.

The graph on the following page illustrates the performance of Fund A over the past 10 years, 1986 to 1995. The graph compares the 10 year performance of an initial investment of $10,000 into Fund A and the performance of a broad based security market index, the S&P 500 Index, for the same time period. The S&P 500 Index tracks the average performance of 500 widely held common stocks and is often used as a benchmark measure of stock-market returns.

Vantage Global Advisors, the portfolio manager of Fund A, provide commentary regarding Fund A for 1995 on the next page. The manager's commentary and the graph are followed by more detailed financial information regarding your variable annuity.

Please review this information carefully. Your Lincoln Life representative will help answer any questions that you may have.

We would like to take this opportunity to thank you for your continued confidence in Lincoln Life. We look forward to reporting to you again in six months.

Sincerely,


/s/Kelly D. Clevenger
Kelly D. Clevenger

Chairman, Board of Managers

Portfolio manager's summary and comparison

1995 was a record-breaking year for the stock market. The Dow Jones Industrial Average began the year below 4000 and steadily climbed upward through 4000 in March and 5000 in November. The rise was unusually consistent. The S&P 500 Index had a positive return for 10 months in a row ending in September. The last time that happened was in 1959.

The market rise came in the face of economic uncertainty. The Federal Reserve had raised interest rates throughout 1994 and the impact the increases made was expected to be felt in 1995. Indeed, the economy did slow down in 1995. To the surprise of many, corporate earnings were robust. These earnings drove the market upward early in the year. The slowdown in the economy led to weak earnings in the retail and automobile industries. The earnings of companies in these industries lagged the rising market. In contrast consumer non-cyclicals such as tobacco and pharmaceutical companies thrived.

Technology also played a key role in the market's surge. The technology industry was affected by fundamentals, psychology and politics. High powered technology is quickly becoming accessible and affordable. Those companies providing the technology, such as chip makers and PC producers are positioned to generate substantial earnings.

In addition, investors bought concepts rather than earnings as untested stocks related to the Internet were big winners. Finally, technology stocks benefitted from a proposed capital gains tax cut as their returns are largely based on capital gains.

Variable Annuity A provided full participation in this rising market. In order to capture the long term returns of the stock market there is no substitute for being in it. Those who were in the market during 1995 reaped the rewards.


Growth of $10,000 invested 1/1/86 through 12/31/95


                     Fund A     S&P 500 Index
                     -------    -------------
1/1/86.............  $10,000       $10,000
12/31/95...........  $33,598       $40,043

Statement of Net Assets
December 31, 1995

INVESTMENTS
                                        Percent of      Number of         Market
COMMON STOCKS:                          Net Assets       Shares            Value
                                        --------        --------        ------------

Aerospace:                                  1.3%
        McDonnell Douglas Corp.                           14,500          $1,334,000


Air Transportation:                         0.4%
        AMR Corp.*                                         5,200             386,100


Banking and Insurance:                     10.5%
        AllState Corp.                                    22,080             908,040
        American General Corp.                            38,200           1,332,225
        Bank of Boston Corp.                              28,300           1,308,875
        Bank of New York Inc.                             29,400           1,433,250
        Chemical Banking Corp.                            25,800           1,515,750
        Cigna Corp.                                       13,200           1,362,900
        First Chicago NBD Corp.                           39,639           1,565,741
        NationsBank Corp.                                 10,300             717,137
        Transamerica Corp.                                 5,500             400,812
        Travelers Inc.                                     5,700             358,388
                                                                         ------------
                                                                          10,903,118

Broadcasting:                               1.1%
        Capital Cities ABC Inc.                            3,000             370,125
        King World Productions Inc.*                      19,200             746,400
                                                                         ------------
                                                                           1,116,525

Building Materials:                         1.3%
        Armstrong World Industries Inc.                   14,100             874,200
        Dover Corp.                                        6,500             239,688
        Parker Hannifin Corp.                              7,500             256,875
                                                                        ------------
                                                                           1,370,763

Chemicals:                                  3.0%
        Dow Chemical Co.                                   8,600             605,225
        Du Pont E I De Nemours & Co.                      10,100             705,738
        Eastman Chemical Co.                               7,700             482,212
        Olin Corp.                                        10,300             764,775
        Union Carbide Corp.                               13,800             517,500
                                                                         ------------
                                                                           3,075,450

Consumer Products and Services:             6.5%
        American Brands Inc.                              16,500             736,312
        Black & Decker Corp.                               8,000             282,000
        Omnicom Group Inc.                                28,400           1,057,900
        Philip Morris Co. Inc.                            32,200           2,914,100
        Procter & Gamble Co.                              21,600           1,792,800
                                                                         ------------
                                                                           6,783,112

Drug and Hospital Supplies:                 8.0%
        Baxter International Inc.                         35,600           1,490,750
        Bristol Myers Squibb Co.                          25,800           2,215,575
        Lilly (Eli) & Co.                                 22,400           1,260,000
        Merck & Co. Inc.                                   4,300             282,725
        Pharmacia & Upjohn Inc.*                          37,190           1,441,113
        Schering-Plough Corp.                             30,000           1,642,500
                                                                         ------------
                                                                           8,332,663

Electrical and Electronics:                 8.6%
        Alliance Semiconductor Corp.*                     32,400             376,650
        Applied Materials Inc.*                           34,700           1,366,313
        Arrow Electronics Inc.*                            3,500             150,938
        Avnet Inc.                                         4,200             187,950




                                   Percent of      Number of         Market
                                   Net Assets       Shares            Value
                                   --------        --------        -----------

   General Electric Co.                              39,400         $2,836,800
   Harris Corp.                                      13,800            753,825
   Micron Technology Inc.                            10,700            423,987
   Read Rite Corp.*                                  34,500            802,125
   Teradyne Inc.*                                    38,800            970,000
   Texas Instruments Inc.                             5,500            284,625
   TRW Inc.                                          10,100            782,750
                                                                    -----------
                                                                     8,935,963

Entertainment:                         1.5%
   Mattel Inc.                                       12,787            393,200
   Mirage Resorts Inc.*                              35,100          1,210,950
                                                                    -----------
                                                                     1,604,150

Finance:                               1.1%
   Household International Inc.                      18,600          1,099,725


Food and Beverage:                     6.8%
   Campbell Soup Co.                                 12,200            732,000
   Coca Cola Co.                                     24,400          1,811,700
   ConAgra Inc.                                      14,000            577,500
   CPC International Inc.                             7,400            507,825
   Heinz H.J. Co.                                     9,450            313,031
   IBP Inc.                                          21,200          1,070,600
   RJR Nabisco Holdings Corp.                        16,600            512,525
   Safeway Inc.*                                     28,300          1,457,450
   Universal Foods Corp.                              1,600             64,200
                                                                    -----------
                                                                     7,046,831

Machinery and Engineering:             1.5%
   Novellus Systems Inc.*                            21,800          1,177,200
   Outboard Marine Corp.                             17,300            352,487
                                                                    -----------
                                                                     1,529,687

Metals and Mining:                     1.7%
   ASARCO Inc.                                       16,600            531,200
   Cleveland-Cliffs Inc.                                900             36,900
   Phelps Dodge Corp.                                18,900          1,176,525
                                                                    -----------
                                                                     1,744,625

Motor Vehicles and Equipment:          2.7%
   Eaton Corp.                                       18,300            981,338
   Ford Motor Co.                                    31,800            922,200
   Goodrich BF Co.                                    8,900            606,312
   Navistar International Corp.*                     30,900            324,450
                                                                    -----------
                                                                     2,834,300

Office and Business Equipment and
  Services                             6.1%
   Adaptec Inc.*                                      9,700            397,700
   Cadence Design Systems Inc.*                      26,250          1,102,500
   Cisco Systems Inc.*                                9,700            723,863
   Computer Associates International Inc.             5,800            329,875
   Dell Computer Corp.*                              27,700            959,112
   Digital Equipment Corp.*                           3,200            205,200
   Mentor Graphics Corp. *                           11,900            217,175
   Reynolds & Reynolds Co.                            4,200            163,275
   Seagate Technology*                               18,100            859,750
   Sun Microsystems Inc.*                            31,000          1,414,375
                                                                    -----------
                                                                     6,372,825

Paper:                                 1.5%
   Avery Dennison Corp.                              11,100            556,388
   Bowater Inc.                                      14,300            507,650
   Stone Container Corp.                             23,400            336,375
   Union Camp Corp.                                   4,700            223,837
                                                                    -----------
                                                                     1,624,250




                                     Percent of      Number of          Market
                                     Net Assets       Shares            Value
                                     ----------      --------        -------------

Petroleum and Petroleum Related:         9.7%
   Amoco Corp.                                         10,100             $725,938
   Atlantic Richfield Co.                               8,600              952,450
   Exxon Corp.                                         34,900            2,796,362
   Halliburton Co.                                     21,100            1,068,187
   Lyondell Petrochemical Co.                          36,600              837,225
   Mobil Corp.                                         10,600            1,187,200
   Occidental Petroleum Corp.                          17,200              367,650
   Royal Dutch Petroleum Co.                           13,600            1,919,300
   Williams Companies Inc.                              5,100              223,763
                                                                      ------------
                                                                        10,078,075

Printing and Publishing:                 0.4%
   New York Times Co.                                  15,200              450,300


Public Utilities:                        4.3%
   Consolidated Edison Co.                             42,700            1,366,400
   General Public Utilities Corp.                      14,700              499,800
   Northeast Utilities                                 47,400            1,155,375
   Ohio Edison Co.                                     32,100              754,350
   SCE Corp.                                           19,100              339,025
   Unicom Corp.                                        10,600              347,150
                                                                      ------------
                                                                         4,462,100

Railroads:                               1.3%
   Conrail Inc.                                         3,500              245,000
   Illinois Central Corp.                              29,600            1,135,900
                                                                      ------------
                                                                         1,380,900

Retail:                                  4.4%
   Eckerd Corp.*                                        3,600              160,650
   Jostens Inc.                                        43,000            1,042,750
   Kroger Co.*                                         37,100            1,391,250
   Sears, Roebuck & Co.                                12,600              491,400
   Staples Inc.*                                       33,050              805,594
   Waban Inc.*                                         33,700              631,875
                                                                      ------------
                                                                         4,523,519

Securities Dealers:                      1.3%
   Bear, Stearns & Co. Inc.                            42,100              836,737
   Dean Witter Discover & Co.                          11,300              531,100
                                                                      ------------
                                                                         1,367,837

Shoes:                                   0.8%
   Nike Inc.                                           11,600              807,650


Soaps, Cleaner and Cosmetics:            1.7%
   Clorox Co.                                           7,300              522,863
   Colgate-Palmolive Co.                               17,750            1,246,937
                                                                      ------------
                                                                         1,769,800

Telecommunications:                      8.8%
   American Telephone & Telegraph Co.                  28,700            1,858,325
   Ameritech Corp.                                     33,500            1,976,500
   Bellsouth Corp.                                     50,600            2,201,100
   Comsat Corp.                                         2,000               37,250
   Pacific Telesis Group                               46,600            1,566,925
   Sprint Corp.                                        38,600            1,539,175
                                                                      ------------
                                                                         9,179,275

Transportation:                          0.7%
   PHH Corp.                                           14,800              691,900
                                     --------                         ------------
           TOTAL COMMON STOCKS
                (Cost $74,527,710)      97.0%                          100,805,443




                                          Percent of       Par              Market
                                          Net Assets      Amount             Value
                                          ----------    ----------      -------------
COMMERCIAL PAPER:
    (Cost $2,300,000)
        Morgan Stanley Group, Inc.
          6.05%, 1/2/96                         2.2%    $2,300,000         $2,300,000
                                              -----                      ------------


                  TOTAL INVESTMENTS
                     (Cost $76,827,710)        99.2%                      103,105,443

Excess of other assets over liabilities         0.8%                          849,207
                                              -----                      ------------

                  NET ASSETS                  100.0%                     $103,954,650
                                              =====                      ============




Net assets are represented by:
  Value of accumulation units:
        9,568,929 units at $9.874 unit value                              $94,487,611

  Annuity reserves:
          323,677 units at $9.874 unit value                                3,196,126
          507,356 units at $12.360 unit value                               6,270,913
          -------                                                        ------------
          831,033                                                           9,467,039
          =======                                                        ------------

                                                                         $103,954,650
                                                                         ============


  * Non-income producing

See accompanying notes to financial statements.


Statement of Operations

Year Ended December 31, 1995


  Investment Income:
     Dividends                                                                                    $2,451,414
     Interest                                                                                        158,447
                                                                                                 -----------
                                                                                                   2,609,861
  Expenses:
     Investment management services                                      $288,545
     Mortality and expense guarantees                                     848,264                  1,136,809
                                                                     ------------                -----------
NET INVESTMENT INCOME                                                                              1,473,052

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments                                   9,013,278
     Increase in net unrealized appreciation of investments            17,280,315
                                                                     ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                   26,293,593
                                                                                                 -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $27,766,645
                                                                                                 ===========




Statements of Changes in Net Assets


                                                                             Year Ended December 31
                                                                          1995                      1994
                                                                     -------------              ------------
Changes from operations:
     Net investment income                                             $1,473,052                 $1,480,481
     Net realized gain on investments                                   9,013,278                  7,201,941
  Increase (decrease) in net unrealized appreciation
     of investments                                                    17,280,315                 (7,661,756)
                                                                     ------------               ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   27,766,645                  1,020,666

Net decrease from equity transactions                                  (2,346,263)               (12,355,642)
                                                                     ------------               ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                25,420,382                (11,334,976)

Net assets at beginning of year                                        78,534,268                 89,869,244
                                                                     ------------               ------------

NET ASSETS AT END OF YEAR                                            $103,954,650                $78,534,268
                                                                     ============               ============





See accompanying notes to financial statements.

Notes to Financial Statements



December 31, 1995


1.  SIGNIFICANT ACCOUNTING POLICIES

The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: Security transactions are accounted for on the date the securities are purchased or sold. Stocks are valued at the closing sales prices for those traded on a national stock exchange and the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are stated at cost which approximates market. The cost of investments sold is determined using the specific identification method.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

2.  INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during 1995 amounted to $42,219,230 and $52,568,232, respectively.


3.  EXPENSES AND SALES CHARGES

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of .000885% of the current value of the Fund per day (.323% on an annual basis) and for mortality and expense guarantees at the rate of .002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained from the proceeds of the sale of annuity contracts $12,796 during 1995 for sales and administrative charges. Accordingly, The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1995, the custodial fee offset arrangement was not material to either total expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4.  NET ASSETS

Net assets at December 31, 1995 consisted of the following:

  Equity transactions                              ($127,720,344)
  Accumulated net investment income                   71,088,233
  Accumulated net realized gain on investments       136,227,432
  Net unrealized appreciation of investments          24,359,329
                                                   -------------

                                                    $103,954,650
                                                   =============

5.  MERGER

Effective October 4, 1995, an Agreement and Plan of Reorganization was executed to merge the Lincoln National Variable Annuity Fund B (Fund B), a segregated investment account of The Lincoln National Life Insurance Company, into the Fund. The merger received approval of regulators and contract owners of the Fund and Fund B at a special meeting on August 1, 1995. The merger was accomplished by a tax-free exchange of 763,488 accumulation units and 82,501 annuity reserve units of the Fund for all of the 897,517 accumulation units and 96,984 annuity reserve units of Fund B outstanding on the date of exchange. Fund B's net assets at the merger date of $7,931,344, including unrealized appreciation on investments of $1,918,404, were combined with those of the Fund, whose net assets prior to the merger were $92,566,438. The statements of operations and changes in net assets have not been restated for Fund B's operations prior to the merger date. For the period January 1, 1995 to October 4, 1995, Fund B had net investment income of $88,334 and net realized and unrealized gains of $1,864,313.


6.  SUMMARY OF CHANGES IN EQUITY TRANSACTIONS


                                                       1995                                      1994
                                           ------------------------------            --------------------------------
                                             Units             Amount                   Units              Amount
                                           ----------       -------------            -----------        -------------
Accumulation Units:
   Balance at beginning of year             9,907,664       ($121,421,039)            11,538,380        ($109,744,849)
   Contract purchases                          84,705             701,434                118,031              997,597
   Issued in connection with
      merger of Fund B                        763,488           7,157,877                      -                    -
   Terminated contracts                    (1,186,928)        (10,307,468)            (1,748,747)         (12,673,787)
                                           ----------       -------------            -----------        -------------

      BALANCE AT END OF YEAR                9,568,929       ($123,869,196)             9,907,664        ($121,421,039)
                                           ==========       =============            ===========        =============

Annuity Reserves:
   Balance at beginning of year               862,789         ($3,953,042)               945,353          ($3,273,590)
   Annuity payments                          (144,037)         (1,077,169)              (103,958)            (853,903)
   Issued in connection with
      merger of Fund B                         82,501             773,467                      -                    -
   Receipt of guarantee mortality
      adjustments                              29,780             405,596                 21,394              174,451
                                           ----------       -------------            -----------        -------------

      BALANCE AT END OF YEAR                  831,033         ($3,851,148)               862,789          ($3,953,042)
                                           ==========       =============            ===========        =============


7.  SUPPLEMENTAL INFORMATION - SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each year:

                                            1995            1994            1993            1992            1991
                                           ------          ------          ------          ------          ------
   Investment income                       $0.251          $0.217          $0.204          $0.206          $0.181
   Expenses                                 0.114           0.095           0.090           0.083           0.076
                                           ------          ------          ------          ------          ------
   Net investment income                    0.137           0.122           0.114           0.123           0.105

   Net realized and unrealized
      gain (loss) on investments            2.539          (0.040)          0.522          (0.099)          1.402
                                           ------          ------          ------          ------          ------

   Increase in accumulation
     unit value                             2.676           0.082           0.636           0.024           1.507
   Accumulation unit value at
      beginning of year                     7.198           7.116           6.480           6.456           4.949
                                           ------          ------          ------          ------          ------

 ACCUMULATION UNIT VALUE AT
 END OF YEAR                               $9.874          $7.198          $7.116          $6.480          $6.456
                                           ======          ======          ======          ======          ======
Ratio of expenses to average
   net assets                               1.28%           1.27%           1.27%           1.27%           1.27%
Ratio of net investment income
    to average net assets                   1.65%           1.75%           1.72%           2.01%           1.85%
Portfolio turnover rate                    48.95%          64.09%          49.90%          70.97%          36.99%
Number of accumulation units
   outstanding at end of
   year (expressed in thousands)            9,569           9,908          11,538          12,742          14,185
